Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Subsequent Events

15. Subsequent Events

In February 2021, the Board of Directors declared a quarterly cash dividend of $0.07 per share of Class A common stock, which was paid on March 12, 2021 to stockholders of record as of the close of business on February 26, 2021.

5.	Subsequent Events
No events have occurred subsequent to the date of the financial statements that would require disclosure.
StepStone Group LP
Subsequent Events
17.	Subsequent Events
No events have occurred subsequent to the date of the consolidated financial statements that would require disclosure.